INVESTMENTS UNDER EQUITY METHOD - Investments in and Equity in Earnings (Losses) of Equity Method Investees (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 The Investment Trust Plan [Member] CNY	Dec. 31, 2011 The Investment Trust Plan [Member] CNY	Dec. 31, 2012 Huainan Ninetowns [Member] CNY	Dec. 31, 2011 Huainan Ninetowns [Member] CNY	Dec. 31, 2012 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2011 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2012 Shouchuang Caifu Gengyin [Member] CNY	Dec. 31, 2011 Shouchuang Caifu Gengyin [Member] CNY	Dec. 31, 2012 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] CNY	Dec. 31, 2011 Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd. [Member] CNY	Dec. 31, 2012 Beijing Juxin Fugao [Member] CNY	Dec. 31, 2011 Beijing Juxin Fugao [Member] CNY
Schedule of Equity Method Investments [Line Items]
Investment balance	$ 37,010	230,579			161,475		10,164		53,000		5,940
Investment contributions	4,300	26,792	36,747	228,940		160,000		10,000	12,000	53,000	13,960	5,940	700		132
Equity earnings (losses)	(138)	(857)	263	1,639		1,475		164	(254)		(66)		(401)		(88)
Termination of the Investment Trust Plan and Transfer of the underlying Real Estate to the Company (note 7)	(27,550)	(171,639)			(161,475)		(10,164)
Investment balance	$ 13,631	84,923	$ 37,010	230,579		161,475		10,164	64,746	53,000	19,834	5,940	299		44